SUPPLEMENT dated June 25, 2003

                              To the PROSPECTUS of

                       Standish Tax-Sensitive Equity Fund
                  Standish Small Cap Tax-Sensitive Equity Fund
                   Standish Intermediate Tax Exempt Bond Fund
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                             Dated: January 28, 2003

--------------------------------------------------------------------------------

                                   Prospectus
                                   ----------

The following supplements the information presented throughout the prospectus.

All references to the names of the following funds are changed, effective July 1, 2003, as follows:


-----------------------------------------------------------------------------------------
Name of fund:                                  New name of fund:
------------                                   -----------------
-----------------------------------------------------------------------------------------
Standish Small Cap Tax-Sensitive Equity Fund   The Boston Company Small Cap Tax-Sensitive
                                               Equity Fund
-----------------------------------------------------------------------------------------
Standish Intermediate Tax Exempt Bond Fund     Standish Mellon Intermediate Tax Exempt
                                               Bond Fund
-----------------------------------------------------------------------------------------
Standish Massachusetts Intermediate Tax        Standish Mellon Massachusetts Intermediate
Exempt Bond Fund                               Tax Exempt Bond Fund
-----------------------------------------------------------------------------------------

All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

-----------------------------------------------------------------------------------------
Name of principal underwriter and              New name of principal underwriter and
---------------------------------              -------------------------------------
distributor:                                   distributor:
------------                                   ------------
-----------------------------------------------------------------------------------------
Standish Fund Distributors, L.P.               Mellon Funds Distributor, L.P.
-----------------------------------------------------------------------------------------

For the Standish Small Cap Tax-Sensitive Equity Fund only, the following information supplements the information under "The Investment Adviser" heading

Effective July 1, 2003, The Boston Company Asset Management, LLC ("TBCAM") replaces Standish Mellon Asset Management Company LLC ("Standish Mellon") as the investment adviser to The Boston Company Small Cap Tax-Sensitive Equity Fund (formerly the "Standish Small Cap Tax-Sensitive Equity Fund"). TBCAM was founded in 1970 and manages more than $21 billion in assets in international and domestic equity and balanced portfolios for public, corporate, Taft-Hartley, defined benefit plans, as well as endowment/foundation clients and sub-advised relationships. TBCAM is a wholly owned subsidiary of Mellon Financial Corporation. TBCAM's principal business address is One Boston Place, Boston, Massachusetts 02108.

There is no change in the individual fund managers responsible for managing the fund, as they are employees of TBCAM effective July 1, 2003. In addition, there is no change in the advisory fee rates payable by the fund or in other substantive terms of the fund's investment advisory agreement as a result of the substitution of TBCAM as investment adviser for the fund.

For the Standish Tax-Sensitive Equity Fund only:

The Board of Trustees has voted to recommend the liquidation and dissolution of the Standish Tax-Sensitive Equity Fund. The liquidation and dissolution of the Fund must be approved by shareholders of the Fund before it can occur. Shareholders of the Fund will receive proxy materials explaining the Board's recommendation and asking shareholders to vote to approve the liquidation and dissolution of the Fund.

                         SUPPLEMENT dated June 25, 2003

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                       Standish Tax-Sensitive Equity Fund
                  Standish Small Cap Tax-Sensitive Equity Fund
                   Standish Intermediate Tax Exempt Bond Fund
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                             Dated: January 28, 2003

--------------------------------------------------------------------------------

                       Statement of Additional Information
                       -----------------------------------

The following supplements the information presented throughout the Statement of Additional Information.

All references to the names of the following funds and the name of the trust, are changed, effective July 1, 2003, as follows:


------------------------------------------------------------------------------------------
Name of fund:                                  New name of fund:
-------------                                  -----------------
------------------------------------------------------------------------------------------
Standish Small Cap Tax-Sensitive Equity Fund   The Boston Company Small Cap Tax-Sensitive
                                               Equity Fund
------------------------------------------------------------------------------------------
Standish Intermediate Tax Exempt Bond Fund     Standish Mellon Intermediate Tax Exempt
                                               Bond Fund
------------------------------------------------------------------------------------------
Standish Massachusetts Intermediate Tax        Standish Mellon Massachusetts Intermediate
Exempt Bond Fund                               Tax Exempt Bond Fund
------------------------------------------------------------------------------------------
Name of trust:                                 New name of trust:
--------------                                 ------------------
------------------------------------------------------------------------------------------
Standish, Ayer & Wood Investment Trust         Mellon Institutional Funds Investment Trust
------------------------------------------------------------------------------------------

All references to the name of the principal underwriter and distributor are changed, effective June 23, 2003, as follows:

------------------------------------------------------------- -----------------------
Name of principal underwriter and              New name of principal underwriter and
---------------------------------              --------------------------------------
distributor:                                   distributor:
------------                                   ------------
-------------------------------------------------------------------------------------
Standish Fund Distributors, L.P.               Mellon Funds Distributor, L.P.
-------------------------------------------------------------------------------------

For the Standish Small Cap Tax-Sensitive Equity Fund only, the following information supplements the information under the "Investment Adviser" heading:

Effective July 1, 2003, The Boston Company Asset Management, LLC ("TBCAM") replaces Standish Mellon Asset Management Company LLC ("Standish Mellon") as investment adviser to The Boston Company Small Cap Tax-Sensitive Equity Fund (formerly the Standish Small Cap Tax-Sensitive Equity Fund) by assuming all of Standish Mellon's responsibilities and rights under the investment advisory agreement between the fund and Standish Mellon. The services provided to the fund pursuant to the investment advisory agreement after July 1, 2003 are the same as the services previously provided by Standish Mellon to the fund. Pursuant to an agreement between TBCAM and Standish Mellon, TBCAM has engaged Standish Mellon to continue to provide, but on TBCAM's behalf, certain administrative, compliance and shareholder service functions previously provided by Standish Mellon directly.

TBCAM is registered as an investment adviser under the Investment Advisers Act of 1940. TBCAM is a wholly owned indirect subsidiary of Boston Safe Deposit and Trust Company, a trust company, located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108. Boston Safe Deposit and Trust Company is a wholly owned subsidiary of Mellon Financial Corporation.

TBCAM Holdings, also located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108, is the manager of TBCAM. The following constitute the members of the Board of Directors of TBCAM Holdings: William Adam; Frank Antin; Stephen Canter; Corey Griffin; Peter Higgins; Edward Ladd; John Nagorniak; Ron O'Hanley; and Patrick Sheppard.

For all funds, the following information supplements the information under the "Trustees and Officers" section of the "Management" heading:

Effective July 1, 2003, Patrick J. Sheppard serves as President and Chief Executive Officer of the Trust (formerly "Standish, Ayer & Wood Investment Trust").


----------------------------------------------------------------------------------------------------
Name, Address and        Term of      Principal Occupation(s)      Number of           Other
(Age)                  Office and      During Past 5 Years        Portfolios        Directorships
Position with the       Length of                                   in Fund        Held by Trustees
Trust                    Served*                                    Complex
                          Time                                    Overseen by
                                                                   by Trustee
-----------------------------------------------------------------------------------------------------
               Interested Principal Officers who are not Trustees
-----------------------------------------------------------------------------------------------------

Patrick J. Sheppard             Since 2003        Senior Vice President and
(37) President and                                 Chief Operating Officer,
Chief Executive                                  Mellon Institutional Asset
Officer                                             Management; formerly
c/o Standish Mellon                                Vice President and Chief
Asset Management                                  Financial Officer, Mellon
Company LLC,                                         Institutional Asset
One Boston Place                                         Management.
Boston, MA  02108